Eaton Vance Management

   Two International Place

   Boston, MA  02110

   (617)482-8260

   www.eatonvance.com

October 21, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance ETMF Trust (the “Registrant”)

and its series Eaton Vance Balanced ETMF, Eaton Vance Global Dividend Income ETMF, Eaton Vance Growth ETMF, Eaton Vance Large-Cap Value ETMF, Eaton Vance Richard Bernstein All Asset Strategy ETMF, Eaton Vance Richard Bernstein Equity Strategy ETMF, Eaton Vance Small-Cap ETMF, Eaton Vance Stock ETMF, Parametric Emerging Markets ETMF and Parametric International Equity ETMF (collectively, the “Funds”)

Pre-Effective Amendment No. 1 (1933 Act File No. 333-197733)

Amendment No. 1 (1940 Act File No. 811- 22982) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 402 thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including prospectuses and statements of additional information for the Funds.  Pursuant to General Instruction B of Form N-1A, no filing fees are required to be paid prior to or at the time of filing the Amendment.  Pursuant to Rule 302 under Regulation S-T, the Registrant will maintain the manually signed Amendment at its principal offices.

The Amendment is marked to show changes from the Funds’ prospectuses and SAIs contained in the Registrant’s initial Registration Statement filed with the Securities and Exchange Commission (the “Commission”) on July 30, 2014 (Accession No. 0000940394-14-001157) (the “Initial Filing”).

The Amendment is filed for the purpose of responding to comments with respect to the Initial Filing provided by Valerie Lithotomos, of the Staff of the Division of Investment Management of the Commission, to the undersigned via letter dated August 28, 2014.  The comments and the responses thereto (including the requested representations) were previously filed electronically as a separate correspondence.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8305.

Very truly yours,

/s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Vice President